INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Summary of Financial Information
Summarized financial information of TAT-Engineering LLC:

	December 31,
	2019	2018
Balance sheets:
Current assets	$466	$919
Non-current assets	1,383	1,436
Current liabilities	1,040	1,254
Non-current liabilities	-	-

	Year ended December 31,
	2019	2018	2017
Statements of operation:
Revenues	$877	$1,534	$604
Gross loss	(228)	(154)	(216)
Loss from continuing operations	(291)	(266)	(412)
Net losses attributable to the Company	(132)	(140)	(210)